Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
DWA Sector Rotation Fund (Prospectus Summary) | DWA Sector Rotation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DWA Sector Rotation Fund
Investment Objective, Heading	rr_ObjectiveHeading	FUND OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The DWA Sector Rotation Fund (the "Fund") seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	307.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect anticipated Acquired Fund Fees and Expenses. Effective May 1, 2012, the Fund no longer seeks to invest primarily in a portfolio of other funds. As a result, Acquired Fund Fees and Expenses are expected to decline. The Acquired Fund Fees and Expenses presented are based on estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities, futures contracts, exchange-traded funds
("ETFs") and other exchange-traded investment products that are not investment companies registered under the Investment Company Act of 1940 (the "1940 Act")
(e.g., commodity pools and currency and metal trusts) (collectively, "ETPs") to allocate its investment exposure among domestic equity, international equity, fixed income and alternative asset classes.

The Fund uses proprietary technical analyses licensed by Dorsey Wright &
Associates, LLC as a method of evaluating securities by analyzing statistics generated by market activity, such as past prices, in an effort to determine probable future prices. The Fund may invest in equity securities, futures contracts and ETFs within specific market segments when the technical models indicate a high probability that the applicable market segments and ETFs are likely to outperform the applicable universe. The Fund may sell interests or reduce investment exposure among market segments when the technical models indicate that such market segments are likely to underperform the applicable universe. The Fund may invest in equity securities, unaffiliated ETFs, including inverse and fixed income ETFs, futures contracts, options, and options on futures to gain exposure to selected market segments and to attempt to manage risk associated with such exposure. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The Fund is not designed to be net short, but it may be market neutral at times, meaning that the Fund may invest in equal or offsetting long and short positions. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The percentage of the Fund invested in such holdings will vary depending on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Advisor may change the Fund's asset class allocation and/or strategy allocation or weightings without shareholder notice.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S.
dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S.
markets.

Income Risk - Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit
Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends only to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a "limit move," it may be difficult or impossible for the Fund to liquidate such an investment. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause the Fund's value to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart shows the performance of the shares of the Fund for the past calendar year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance
(before taxes) does not necessarily indicate how the Fund will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund for the past calendar year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return (quarter ended 12/31/2011) 8.28% (quarter ended 9/30/2011) -16.59%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
DWA Sector Rotation Fund (Prospectus Summary) | DWA Sector Rotation Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2010
DWA Sector Rotation Fund (Prospectus Summary) | DWA Sector Rotation Fund | Variable Annuity
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Annual Return 2011	rr_AnnualReturn2011	(7.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	DWA Sector Rotation Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2010

[1]	The Acquired Fund Fees and Expenses amount in the fee table has been restated to reflect anticipated Acquired Fund Fees and Expenses. Effective May 1, 2012, the Fund no longer seeks to invest primarily in a portfolio of other funds. As a result, Acquired Fund Fees and Expenses are expected to decline. The Acquired Fund Fees and Expenses presented are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.